Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total services	$ 742,041	$ 883,460	$ 2,293,765	$ 2,543,087	$ 4,631,507	$ 3,987,955
Sales of parts and equipment	670,221	583,054	1,523,031	1,155,668	2,702,340	2,422,665
Total revenue	1,412,262	1,466,514	3,816,796	3,698,755	7,333,847	6,410,620
Trucking [Member]
Total services	383,709	568,004	1,267,550	1,580,032	2,060,992	1,757,777
Waste hauling and pumping [Member]
Total services	40,781	45,349	417,138	296,891	1,844,053	1,799,327
Repairs [Member]
Total services	181,129	163,618	309,330	429,348	413,210	192,639
Other [Member]
Total services	$ 136,422	$ 106,489	$ 299,747	$ 236,816	$ 313,252	$ 238,212